FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Contractual Obligations and Commitments
	Total	Less Than 1 Year	1-5 years	More Than 5 Years
Accounts payable and accrued liabilities	$3,260	$3,260	$-	$-
Amounts due to related parties	163	163	-	-
Minimum rental and lease payments	889	96	331	462
Finance lease obligations	1,152	438	714	-
Total	$5,464	$3,957	$1,045	$462

Schedule of Foreign Currency Risk
	December 31, 2021		December 31, 2020
	MXN	CDN	MXN	CDN
Cash	$3,576	$1,450	$36,896	$2,831
Long-term investments	-	4,976	-	5,317
Reclamation bonds	-	6	-	6
Amounts receivable	-	33	-	20
Accounts payable and accrued liabilities	(57,604)	(211)	(22,972)	(157)
Due to related parties	-	(206)	-	(196)
Finance lease obligations	(1)	(394)	(1,543)	(448)
Net exposure	(54,029)	5,654	12,381	7,373
US dollar equivalent	$(2,363)	$(4,054)	$620	$5,791

Schedule of Fair Value Assumption
	Level 1	Level 2	Level 3
Financial assets
Cash	$24,765	$-	$-
Amounts receivable	-	1,208	-
Long-term investments	3,939	-	-
Total financial assets	$28,704	$1,208	$-
Financial liabilities
Warrant liability	-	-	(741)
Total financial liabilities	$-	$-	$(741)